Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Interest	$ 21.7	$ 21.5
Income taxes (net of refunds)		$ 0.5